Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expense and Other Current Asset [Abstract]
Deposits	$ 165,495	$ 206,415
Prepaid expenses	7,330	26,999
Others	4,500	4,544
Total	$ 177,325	$ 237,958